Joint ventures and associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 2,993	$ 3,725	$ 3,972
Other comprehensive (loss)/income for the period	(71)	(183)	21
Comprehensive income for the period	2,922	3,542	3,993
Impairment losses	4,502	8,947	2,313
Total for all associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,023	2,106	1,383
Other comprehensive (loss)/income for the period	0	0	0
Comprehensive income for the period	2,023	2,106	1,383
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	970	1,619	2,589
Other comprehensive (loss)/income for the period	(71)	(183)	21
Comprehensive income for the period	899	1,436	$ 2,610
Joint ventures | Russia
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses		$ 1,614
Joint ventures | Total for all associates | Renewables and Energy Solutions
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 873